NVIT Fidelity Institutional AM Worldwide Fund Expense Example - NVIT Fidelity Institutional AM Worldwide Fund	Dec. 31, 2025 USD ($)
Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 82
Expense Example, with Redemption, 3 Years	307
Expense Example, with Redemption, 5 Years	551
Expense Example, with Redemption, 10 Years	1,249
Class II Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	385
Expense Example, with Redemption, 5 Years	685
Expense Example, with Redemption, 10 Years	$ 1,535